Cash and Cash Equivalents and Financial Investments - Financial investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash and Cash Equivalents and Financial Investments and Hedge Derivative Financial Instruments [Abstract]
Financial investments in local currency, fixed-income securities and funds		R$ 1,607,608	R$ 3,749,852
Financial investments in foreign currency, fixed-income securities and funds		103,239	1,278,940
Currency and interest rate hedging instruments	[1]	472,552	981,874
Total financial investments		2,183,399	6,010,666
Current		1,804,122	5,033,258
Non-current		R$ 379,277	R$ 977,408

[1]	(a) Accumulated gains, net of income tax (see Note 33.i).